ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2015	2014

Employees and payroll accruals	$10,438	$10,582
Accrued expenses	7,138	7,394
Advances from customers	574	42
Taxes payable	2,647	1,915
Warranty provision	1,239	1,475
Derivatives	1,421	2,900
Phantom share based payment	390	750
Legal settlements and loss contingencies (see also note 10)	3,647	-
Other	492	716

	$27,986	$25,774